Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 31.5%
4,022	iShares 20+ Year Treasury Bond ETF	$ 624,657	2.1
13,294	iShares Core S&P 500 ETF	3,933,827	12.9
10,591	iShares Core U.S. Aggregate Bond ETF	1,230,886	4.0
20,962	Schwab U.S. TIPS ETF	1,223,552	4.0
5,120	Vanguard Real Estate ETF	447,130	1.5
8,845	Vanguard Russell 1000 Growth ETF	1,525,408	5.0
5,709	Vanguard Value ETF	602,300	2.0

	Total Exchange-Traded Funds
	(Cost $9,412,105)	9,587,760	31.5

MUTUAL FUNDS: 68.5%
	Affiliated Investment Companies: 66.5%
98,025	Voya Floating Rate Fund - Class P3	912,616	3.0
95,529	Voya Global Bond Fund - Class P3	923,765	3.0
482,997	Voya Intermediate Bond Fund - Class P3	5,153,579	17.0
49,190	Voya Large Cap Growth Fund - Class P3	2,285,840	7.5
131,758	Voya Large Cap Value Fund - Class P3	1,503,361	4.9
15,885	(1) Voya MidCap Opportunities Fund - Class P3	377,901	1.2
88,335	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,060,015	3.5
90,460	Voya Multi-Manager International Equity Fund - Class P3	987,821	3.2
263,865	Voya Multi-Manager International Factors Fund - Class P3	2,345,763	7.8
43,218	Voya Multi-Manager Mid Cap Value Fund - Class P3	375,993	1.2
100,147	Voya Short Term Bond Fund - Class P3	996,461	3.3
45,006	Voya Small Company Fund - Class P3	599,929	2.0
118,326	Voya Strategic Income Opportunities Fund - Class P3	1,222,307	4.0
129,650	Voya U.S. High Dividend Low Volatility Fund - Class P3	1,498,752	4.9
		20,244,103	66.5

	Unaffiliated Investment Companies: 2.0%
18,653	TIAA-CREF S&P 500 Index Fund - Class I	605,297	2.0

	Total Mutual Funds
	(Cost $21,223,406)	20,849,400	68.5

	Total Investments in Securities (Cost $30,635,511)	$ 30,437,160	100.0
	Assets in Excess of Other Liabilities	8,849	0.0
	Net Assets	$ 30,446,009	100.0

(1)	Non-income producing security.

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 9,587,760	$ –	$ –	$ 9,587,760
Mutual Funds	20,849,400	–	–	20,849,400
Total Investments, at fair value	$ 30,437,160	$ –	$ –	$ 30,437,160

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/29/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class P3	$714,950	$405,299	$(188,078)	$(19,555)	$912,616	$46,306	$(7,237)	$-
Voya Global Bond Fund - Class P3	719,612	399,874	(205,228)	9,507	923,765	42,277	(1,173)	-
Voya Intermediate Bond Fund - Class P3	3,297,991	3,778,932	(2,007,297)	83,953	5,153,579	164,218	140,405	4,257
Voya Large Cap Growth Fund - Class P3	1,761,964	2,234,114	(1,616,616)	(93,622)	2,285,840	16,536	214,297	98,002
Voya Large Cap Value Fund - Class P3	1,179,379	1,543,009	(1,018,165)	(200,862)	1,503,361	29,518	78,311	116,532
Voya MidCap Opportunities Fund - Class P3	295,109	157,937	(82,353)	7,208	377,901	-	(4,875)	21,464
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	831,235	719,394	(453,512)	(37,102)	1,060,015	17,382	55,693	5,367
Voya Multi-Manager International Equity Fund - Class P3	767,090	497,357	(261,497)	(15,129)	987,821	19,612	15,032	-
Voya Multi-Manager International Factors Fund - Class P3	1,832,718	1,131,761	(583,806)	(34,910)	2,345,763	72,658	(39,780)	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	293,302	204,643	(101,698)	(20,254)	375,993	4,171	(11,722)	30,637
Voya Short Term Bond Fund - Class P3	774,549	429,788	(216,001)	8,125	996,461	25,834	5,158	-
Voya Small Company Fund - Class P3	469,916	864,367	(746,838)	12,484	599,929	503	(15,371)	-
Voya Strategic Income Opportunities Fund - Class P3	-	1,732,191	(517,301)	7,417	1,222,307	30,598	5,715	-
Voya Strategic Income Opportunities Fund - Class R6	1,194,895	119,964	(1,309,121)	(5,738)	-	15,962	715	-
Voya U.S. High Dividend Low Volatility Fund - Class P3	1,646,050	978,775	(1,048,994)	(77,079)	1,498,752	37,702	125,008	17,577
	$15,778,760	$15,197,405	$(10,356,505)	$(375,557)	$20,244,103	$523,277	$560,176	$293,836

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $30,971,104.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 506,117
Gross Unrealized Depreciation	(1,040,061)
Net Unrealized Depreciation	$ (533,944)